Condensed Consolidated Statement of Financial Position	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets
Cash and cash equivalents	€ 82,464,000	€ 105,580,000
Prepayments and other receivables	2,165,000	1,544,000
Social securities and other taxes	1,430,000	1,243,000
Total current assets	86,059,000	108,367,000
Property, plant and equipment	3,495,000	1,864,000
Investments in associates	698,000
Total assets	90,252,000	110,231,000
Equity
Equity attributable to owners of the Company	70,633,000	92,915,000
Non-controlling interests	(399,000)	(230,000)
Total equity	70,234,000	92,685,000
Current liabilities
Borrowings	178,000
Lease liabilities	1,179,000
Trade payables	188,000	135,000
Social security and other taxes	7,000
Pension premiums	8,000	7,000
Deferred income	182,000	545,000
Other current liabilities	7,309,000	7,473,000
Current liabilities	9,051,000	8,160,000
Borrowings	10,358,000	9,386,000
Lease liabilities	609,000
Total liabilities	20,018,000	17,546,000
Total equity and liabilities	€ 90,252,000	€ 110,231,000